Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of key management personnel compensation expense
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2022	2021	2020

Fixed compensation	7,837	8,801	6,335
Variable compensation	60,781	44,362	55,909
Total	68,618	53,163	62,244

Summary of transactions between related parties explanatory
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2022	2021	2022	2021	2020

Shareholders with significant influence (i)	(3,562,079)	(2,096,701)	(160,835)	(60,177)	(53,881)
Securities	238,088	194,892	24,770	4,270	9,629
Securities purchased under agreements to resell	—	—	9,370	19,098	—
Accounts receivable and Loans operations	476	9,205	1,330	744	505
Securities sold under repurchase agreements	(3,800,643)	(2,300,798)	(196,305)	(84,268)	(62,951)
Borrowings	—	—	—	(21)	(1,064)

(i)These transactions are mainly related to Itaúsa S.A. Group.